Separate Accounts	12 Months Ended
Dec. 31, 2020
Separate Accounts
Separate Accounts

Note 12: Separate Accounts

Separate accounts represent funds that are invested to support the Company’s obligations under the flexible premium variable and index linked deferred annuities policies.

Information relating to the Company’s flexible premium variable separate account business as of December 31 is set forth in the tables below:

	2020		2019
	Indexed with Guarantees	Non-Guaranteed	Indexed with Guarantees	Non-Guaranteed
Reserves with assets held:
At fair value	$-	$220,969	$-	$161,987
At amortized cost	-	-	-	-
Total	$-	$220,969	$-	$161,987
Reserves with assets subject to
discretionary withdrawal:
At fair value	$-	$220,969	$-	$161,987
With fair value adjustment	-	-	-	-
Not subject to discretionary withdrawal	-	-	-	-
Total	$-	$220,969	$-	$161,987

The following table shows the premiums and deposits for flexible premium variable contracts recorded in the separate accounts for the years ended December 31:

	2020		2019
	Indexed with Guarantees	Non-Guaranteed	Indexed with Guarantees	Non-Guaranteed
Non-guaranteed premiums, considerations and deposits received for separate account policies	$-	$220,969	$-	$161,987
Total	$-	$220,969	$-	$161,987

Details of the net transfers to separate accounts for all annuity contracts are shown in the table below for the years ended:

	2020		2019
	Indexed with Guarantees	Non-Guaranteed	Indexed with Guarantees	Non-Guaranteed
Transfers to separate accounts	$-	$1,170,261	$-	$990,809
Transfers from separate accounts	-	(1,141,308)	-	(952,622)
Valuation adjustment	-	2,955	-	2,131
Net transfers to separate accounts	$-	$31,908	$-	$40,318